As filed with the Securities and Exchange Commission on October 20, 2016.

1933 Act File No. 33-65572

1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 133

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 134

USAA MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX 78288

(Address of Principal Executive Offices) (Zip Code) Registrant's Telephone Number, including Area Code

(210) 498-0226

James G. Whetzel, Secretary

USAA MUTUAL FUNDS TRUST

9800 Fredericksburg Road

San Antonio, TX 78288-0227

(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

□ immediately upon filing pursuant to paragraph (b) ☐ on (October 1, 2016) pursuant to paragraph (b)

□ 60 days after filing pursuant to paragraph (a)(1)

□ on (December 1, 2016) pursuant to paragraph (a)(1)

□ 75 days after filing pursuant to paragraph (a)(2)

□ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the on the 20th day of October, 2016.

USAA M UTUAL F UNDS T RUST

By:

Daniel S. McNamara

President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the fol- lowing persons in the capacities and on the date(s) indicated.

(Signature) (Title) (Date)

______________________	Chairman of the Board of Trustees
Robert L. Mason
______________________	Vice Chairman of the Board of Trustees and President (Principal
Daniel S. McNamara	Executive Officer)
______________________	Treasurer (Principal Financial and Accounting Officer)
Roberto Galindo, Jr.
_____________________	Trustee
Dawn M. Hawley
_____________________	Trustee
Jefferson C. Boyce
____________________	Trustee
Paul L. McNamara
____________________	Trustee
Barbara B. Ostdiek
___________________	Trustee
Michael F. Reimherr
*By : /S/ JAMES G. WHETZEL

* James G. Whetzel, under the Powers of Attorney dated June 13, 2013, December 4, 2013, and September 23, 2014, which are incorporated herein and filed under Post Effective Amendment Nos. 90, 99, and 104, with the Securities and Exchange Com- mission on July 10, 2013, April 30, 2014, and October 22, 2014.

EXHIBIT INDEX

101. INS	XBRL Instance Document

101.SCH XBRL Taxonomy Extension Schema

101.DEF XBRL Taxonomy Extension Definition Linkbase

101.LAB XBRL Taxonomy Extension Label Linkbase

101.PRE XBRL Taxonomy Extension Presentation Linkbase

101.CAL XBRL Taxonomy Extension Calculation Linkbase

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